Customers and Other Financing and Non-Financing Accounts Receivable - Summary of Reconciliation for Impaired Accounts Receivable (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Domestic customers
Trade and Other Receivables [Line Items]
Balance at the beginning of the year	$ (5,637,756)	$ (3,459,063)	$ (1,182,729)
Impairment of accounts receivable	(3,114,644)	(2,178,693)	(2,276,334)
Balance at the end of the year	(8,752,400)	(5,637,756)	(3,459,063)
Export customers
Trade and Other Receivables [Line Items]
Balance at the beginning of the year	(190,779)	(282,917)	(211,363)
(Increase) cancellation	1,320	143,689	(72,761)
Translation effects	21,913	(51,551)	1,207
Balance at the end of the year	$ (167,546)	$ (190,779)	$ (282,917)